RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
RIGHT-OF-USE ASSETS.
Schedule of carrying amounts of Right-of-use assets and the movement

	Buildings	Rolling stocks	Total
	$	$	$
COST
As at January 1, 2024	3,106	71	3,177
New leases	—	41	41
End of leases	—	(73)	(73)
Remeasurement of lease	39	—	39
As at December 31, 2024	3,145	39	3,184
ACCUMULATED DEPRECIATION
As at January 1, 2024	1,241	52	1,293
Depreciation	434	25	459
End of leases	—	(73)	(73)
As at December 31, 2024	1,675	4	1,679
Net book value as at December 31, 2024	1,470	35	1,505

	Buildings	Rolling stocks	Total
	$	$	$
COST
As at January 1, 2023	3,406	71	3,477
Remeasurement of lease	(300)	—	(300)
As at December 31, 2023	3,106	71	3,177
ACCUMULATED DEPRECIATION
As at January 1, 2023	799	22	821
Depreciation	442	30	472
As at December 31, 2023	1,241	52	1,293
Net book value as at December 31, 2023	1,865	19	1,884